Other payables and accruals	12 Months Ended
Dec. 31, 2021
Other payables and accruals
Other payables and accruals

29.Other payables and accruals

	As of December 31,
	2020	2021
	RMB’000	RMB’000
Payroll and welfare payables	30,625	42,612
Accrued professional service fees and listing expenses	10,437	35,368
Accrued taxes other than income tax	1,668	2,583
Deferred income from ADS depository (Note)	19,766	14,995
Others	48,668	61,674
	111,164	157,232

Note:

After listing in 2020 the Company entered into an agreement with a bank to deposit its ADSs for 5 years (the “deposit period”) and received a fee of US$3.4 million (equivalent to approximately RMB23 million) which is to be amortized over the deposit period.